INCOME TAXES - Schedule Of Income Tax Rates (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Statutory income tax rate	26.00%	26.00%
(Reduction)/increase in rate resulting from:
International operations subject to different tax rates	1.00%	1.00%
Taxable loss (income) attributable to non-controlling interests	24.00%	(6.00%)
Portion of gains subject to different tax rates	(15.00%)	(8.00%)
Recognition of deferred tax assets	(19.00%)	(5.00%)
Non-recognition of the benefit of current year’s tax losses	14.00%	5.00%
Tax rate effect of expense not deductible in determining taxable profit (tax loss)	10.00%	7.00%
Tax rate effect of revenues exempt from taxation	(10.00%)	0.00%
Other	4.00%	(3.00%)
Effective income tax rate	35.00%	17.00%